ACCRUED EXPENSES AND OTHER LIABILITIES - Narratives (Q2) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Related party costs					$ 408,000	$ 512,000
Software Development And Information Technology Related Costs | Majority Shareholder
Related Party Transaction [Line Items]
Related party costs	$ 36,000	$ 187,000	$ 93,000	$ 257,000